JOHN HANCOCK FUNDS II
601 Congress Street
Boston, Massachusetts 02210
January 25, 2012
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	John Hancock Funds II (the “Trust”) File Nos. 333-126293; 811-21779
Ladies and Gentlemen:
On behalf of John Hancock Funds II, transmitted for filing, pursuant to Rule 497(c) under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the John Hancock Funds II Lifecycle Portfolios (the “Funds”).
The interactive data files included as an exhibit to this filing relate to each form of prospectus filed with the Securities and Exchange Commission on January 3, 2012 on behalf of the Funds pursuant to Rule 497(c) (Accession No. 0000950123-12-000039), each of which is incorporated by reference into this Rule 497 Document.
If you have any questions or comments, please call me at 617-663-4326.
Sincerely,
/s/Andrew Wilkins
Andrew Wilkins
Assistant Secretary

Lifecycle Glide Path Chart